May 4, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR
RE:	RiverSource Variable Annuity Account ("Registrant")
RiverSource(R) FlexChoice Select Variable Annuity
RiverSource(R) FlexChoice Variable Annuity
RiverSource(R) AccessChoice Select Variable Annuity
Evergreen Pathways Select Variable Annuity
Evergreen Pathways Variable Annuity
Evergreen Privilege Variable Annuity
Wells Fargo Advantage Choice Variable Annuity
Wells Fargo Advantage Choice Select Variable Annuity
File Nos.: 333-139759/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 33 filed on April 24, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Nicole D. Wood
---------------------------------
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary

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